Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 96.4% of Net Assets
	Australia — 2.9%
3,077,000	Australia Government Bonds, 4.250%, 12/21/2035, (AUD)	$1,972,839
152,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	137,026
290,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	302,779
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	284,305
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	927,730
3,390,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,721,510
4,200,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	2,741,515
2,491,000	Queensland Treasury Corp., 4.500%, 8/22/2035, (AUD)	1,555,678
		9,643,382
	Belgium — 0.3%
360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036	356,344
250,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	231,223
210,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039	270,840
		858,407
	Brazil — 2.5%
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	778,432
44,113(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,091,764
565,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	584,436
		8,454,632
	Canada — 4.4%
1,596,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	1,907,568
2,645,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	1,915,893
2,930,000	Canada Government Bonds, 3.250%, 6/01/2035, (CAD)	2,112,149
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,281,922
4,980,000	Province of Quebec, EMTN, Zero Coupon, 10/29/2030, (EUR)	5,117,924
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,536,157
		14,871,613
	Cayman Islands — 0.4%
785,000	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	789,210
528,837	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	531,258
		1,320,468
	China — 6.8%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,382,833
5,350,000	China Development Bank, 3.300%, 3/03/2026, (CNY)	769,306
13,480,000	China Government Bonds, 1.430%, 1/25/2030, (CNY)	1,921,837
5,940,000	China Government Bonds, 1.550%, 7/25/2030, (CNY)	850,432
25,120,000	China Government Bonds, 1.920%, 1/15/2055, (CNY)	3,313,991
44,960,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	6,659,797
Principal Amount(‡)	Description	Value (†)
	China — continued
2,800,000	China Government Bonds, 2.370%, 1/15/2029, (CNY)	$412,678
2,400,000	China Government Bonds, 2.500%, 7/25/2027, (CNY)	349,606
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	443,989
11,630,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	1,811,675
		22,916,144
	Colombia — 0.8%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,354,600
7,278,600,000	Colombia TES, 7.000%, 3/26/2031, (COP)	1,499,527
		2,854,127
	Denmark — 0.5%
710,000	Danske Bank AS, EMTN, (fixed rate to 1/09/2031, variable rate thereafter), 3.875%, 1/09/2032, (EUR)	856,778
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	352,913
500,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	620,201
		1,829,892
	France — 4.5%
795,715	Bavarian Sky French Auto Leases 5, Series FRE5, Class A, 1 mo. EUR EURIBOR + 0.600%, 2.521%, 8/20/2032, (EUR)(c)	935,972
1,338,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	1,377,270
763,099	BPCE Consumer Loans FCT, Series 2024-1, Class A, 1 mo. EUR EURIBOR + 0.700%, 2.601%, 10/31/2042, (EUR)(c)	898,672
405,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(a)	427,200
100,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	110,923
1,055,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	664,782
2,145,000	French Republic Government Bonds OAT, 2.750%, 2/25/2030, (EUR)	2,527,451
5,555,000	French Republic Government Bonds OAT, 3.200%, 5/25/2035, (EUR)	6,378,328
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,641,224
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034(a)	217,819
		15,179,641
	Germany — 3.9%
500,000	Allianz SE, (fixed rate to 1/25/2033, variable rate thereafter), 5.824%, 7/25/2053, (EUR)	656,561
8,180,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2052, (EUR)	3,859,368
675,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 7/04/2044, (EUR)	703,039
600,000	Commerzbank AG, EMTN, (fixed rate to 6/06/2033, variable rate thereafter), 3.750%, 6/06/2034, (EUR)	706,259
600,000	Commerzbank AG, EMTN, (fixed rate to 9/02/2035, variable rate thereafter), 3.875%, 9/02/2036, (EUR)	700,506

Principal Amount(‡)	Description	Value (†)
	Germany — continued
900,000	Deutsche Bank AG, EMTN, (fixed rate to 7/12/2034, variable rate thereafter), 4.500%, 7/12/2035, (EUR)	$1,105,665
725,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	732,329
255,000	Deutsche Bank AG, (fixed rate to 9/11/2029, variable rate thereafter), 4.999%, 9/11/2030	258,915
355,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	378,534
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,816,313
370,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	367,925
1,630,000	RWE Finance U.S. LLC, 5.875%, 4/16/2034(a)	1,718,320
		13,003,734
	Hungary — 0.2%
283,000,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	750,575
	Indonesia — 0.4%
21,356,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	1,316,617
	Ireland — 1.3%
470,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	469,080
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,435,280
530,448	APL Finance DAC, Series 2025-1A, Class A, 4.810%, 3/20/2036(a)	529,620
1,310,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	1,321,557
628,397	LT Rahoitus DAC, Series 6, Class A, 1 mo. EUR EURIBOR + 0.540%, 2.483%, 7/18/2036, (EUR)(c)	738,950
		4,494,487
	Israel — 0.5%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	526,997
905,000	Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/01/2031, (EUR)	1,078,424
		1,605,421
	Italy — 3.8%
730,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	767,114
890,000	Fulvia SPV SRL, Series 2025-1, Class A1, 3 mo. EUR EURIBOR + 0.700%, 2.702%, 12/23/2041, (EUR)(c)	1,046,653
1,085,000	Golden Bar Securitisation SRL, Series 2025-1, Class A1, 3 mo. EUR EURIBOR + 0.750%, 2.785%, 12/20/2044, (EUR)(c)	1,276,487
1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,243,472
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	228,658
5,025,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	5,998,578
797,778	Red & Black Auto Italy SRL, Series 3, Class A, 1 mo. EUR EURIBOR + 0.810%, 2.704%, 7/28/2036, (EUR)(c)	939,910
900,000	Sunrise SPV 97 SRL, Series 2025-2, Class A, 1 mo. EUR EURIBOR + 0.720%, 2.614%, 10/27/2050, (EUR)(c)	1,058,212
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	343,869
		12,902,953
Principal Amount(‡)	Description	Value (†)
	Japan — 6.6%
154,000,000	Japan Government Ten Year Bonds, 1.600%, 9/20/2035, (JPY)	$945,145
1,091,150,000	Japan Government Ten Year Bonds, 1.700%, 9/20/2035, (JPY)	6,757,760
810,650,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,515,387
582,600,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	3,329,233
953,200,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	5,010,629
416,400,000	Japan Government Two Year Bonds, 0.800%, 6/01/2027, (JPY)	2,649,871
		22,208,025
	Korea — 2.2%
5,046,340,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	3,392,118
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	251,874
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	3,648,057
		7,292,049
	Kuwait — 0.4%
1,185,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	1,183,363
	Luxembourg — 1.1%
1,584,000	CBRE Open-Ended Funds SCA SICAV-SIF, EMTN, 4.750%, 3/27/2034, (EUR)	1,938,360
800,000	ECARAT DE SA Compartment Lease, Series 2025-1, Class A, 1 mo. EUR EURIBOR + 0.640%, 2.534%, 5/25/2034, (EUR)(c)	941,284
796,473	First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class A, 1 mo. EUR EURIBOR + 0.680%, 2.615%, 10/14/2032, (EUR)(c)	937,764
		3,817,408
	Malaysia — 0.4%
6,055,000	Malaysia Government Bonds, 3.906%, 7/15/2026, (MYR)	1,500,238
	Mexico — 2.8%
658,000	FIBRA Prologis, 5.500%, 11/26/2035(a)	659,901
915,320(d )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,129,706
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,253,525
1,485,000	Mexico Government International Bonds, 5.375%, 3/22/2033	1,471,635
808,000	Orbia Advance Corp. SAB de CV, 7.500%, 5/13/2035(a)	783,849
		9,298,616
	Netherlands — 0.3%
885,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.250%, 8/19/2035	898,076
	New Zealand — 2.1%
11,937,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	6,582,042
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	391,383
		6,973,425
	Norway — 1.6%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	960,463
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	357,043
347,000	Aker BP ASA, 5.250%, 10/30/2035(a)	338,998

Principal Amount(‡)	Description	Value (†)
	Norway — continued
$150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	$156,968
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,669,097
		5,482,569
	Romania — 0.4%
1,005,000	Romania Government International Bonds, 6.125%, 10/07/2037, (EUR)(a)	1,187,466
	Singapore — 0.3%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	842,199
	South Africa — 0.6%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	369,374
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	459,465
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,315,454
		2,144,293
	Spain — 4.6%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,557,172
880,189	BBVA Consumer Auto FT, Series 2025-1, Class A, 3 mo. EUR EURIBOR + 0.640%, 2.688%, 5/19/2042, (EUR)(c)	1,034,127
485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	516,909
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,859,778
1,389,000	Spain Government Bonds, 1.250%, 10/31/2030, (EUR)	1,531,441
7,565,000	Spain Government Bonds, 3.150%, 4/30/2035, (EUR)	8,830,521
		15,329,948
	Supranationals — 1.9%
4,750,000	European Union, 1.000%, 7/06/2032, (EUR)	4,986,343
1,965,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,433,345
		6,419,688
	Sweden — 1.3%
1,395,000	Swedbank AB, 5.083%, 5/21/2030(a)	1,435,453
31,975,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,078,234
		4,513,687
	Switzerland — 0.8%
836,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	958,081
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	663,357
407,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	407,391
225,000	UBS Group AG, (fixed rate to 3/23/2036, variable rate thereafter), 5.010%, 3/23/2037(a)	223,015
365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	331,137
195,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	261,540
		2,844,521
Principal Amount(‡)	Description	Value (†)
	Thailand — 0.4%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	$1,317,305
	United Kingdom — 4.8%
725,000	Anglian Water Osprey Financing PLC, EMTN, 6.750%, 8/27/2031, (GBP)	993,736
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,234,678
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	855,580
150,000	National Grid Electricity Distribution South Wales PLC, EMTN, 5.350%, 7/10/2039, (GBP)	193,686
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	693,146
965,000	NatWest Group PLC, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	1,020,355
985,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	1,182,587
240,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	324,836
3,884,000	U.K. Gilts, 4.375%, 3/07/2030, (GBP)	5,324,076
2,690,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	3,178,776
1,080,000	United Utilities Water Finance PLC, EMTN, 3.750%, 5/23/2034, (EUR)	1,263,047
		16,264,503
	United States — 30.6%
1,297,136	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,230,430
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	1,841,641
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,471,635
340,446	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	347,470
235,000	Amkor Technology, Inc., 5.875%, 10/01/2033(a)	239,848
1,508,000	AT&T, Inc., 2.250%, 2/01/2032	1,322,526
140,000	AT&T, Inc., 3.650%, 6/01/2051	98,379
380,000	AT&T, Inc., 6.050%, 8/15/2056	382,233
284,588	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(c)	277,996
495,000	Autodesk, Inc., 5.300%, 6/15/2035	507,583
1,338,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	1,413,590
815,000	Boeing Co., 3.750%, 2/01/2050	593,255
1,065,000	Boeing Co., 5.805%, 5/01/2050	1,047,528
90,000	Boeing Co., 6.528%, 5/01/2034	99,572
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	406,236
410,000	Broadcom, Inc., 3.419%, 4/15/2033	379,523
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	1,001,923
270,000	Broadcom, Inc., 4.800%, 2/15/2036	266,422
1,450,000	Broadcom, Inc., 5.200%, 4/15/2032	1,504,341
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	103,856
71,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	45,825
110,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	115,287
985,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	1,021,840
325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	329,162
525,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	528,154
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	929,406

Principal Amount(‡)	Description	Value (†)
	United States — continued
$315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	$322,996
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,231,805
530,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	537,836
1,425,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	1,412,930
390,000	Diamondback Energy, Inc., 5.400%, 4/18/2034	399,331
309,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	317,600
185,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	199,330
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,190,958
865,000	Energy Transfer LP, 5.300%, 4/15/2047	767,579
415,000	Energy Transfer LP, 5.950%, 5/15/2054	393,275
504,085	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	481,312
1,173,496	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	1,000,039
1,265,580	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2040	1,297,764
1,096,993	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,115,563
652,565	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2055	677,874
2,387,125	Federal National Mortgage Association, 2.000%, 11/01/2051	1,937,928
561,677	Federal National Mortgage Association, 2.000%, 11/01/2051	454,258
1,304,006	Federal National Mortgage Association, 2.000%, 3/01/2052	1,057,189
2,637,573	Federal National Mortgage Association, 2.500%, 5/01/2052	2,239,466
183,543	Federal National Mortgage Association, 3.000%, 11/01/2046	166,464
1,807,027	Federal National Mortgage Association, 3.000%, 11/01/2051	1,599,445
544,938	Federal National Mortgage Association, 3.500%, 6/01/2045	518,429
227,791	Federal National Mortgage Association, 3.500%, 9/01/2047	213,390
981,815	Federal National Mortgage Association, 3.500%, 5/01/2052	910,135
161,290	Federal National Mortgage Association, 4.000%, 8/01/2048	154,630
1,228,921	Federal National Mortgage Association, 4.000%, 3/01/2049	1,182,020
235,339	Federal National Mortgage Association, 4.500%, 11/01/2043	235,881
50,455	Federal National Mortgage Association, 4.500%, 7/01/2046	50,295
317,500	Federal National Mortgage Association, 4.500%, 3/01/2047	316,229
992,039	Federal National Mortgage Association, 4.500%, 9/01/2052	973,846
1,713,698	Federal National Mortgage Association, 5.000%, 8/01/2052	1,714,289
1,556,211	Federal National Mortgage Association, 6.000%, 7/01/2054	1,601,265
158,806	Federal National Mortgage Association, 6.500%, 11/01/2053	164,969
179,102	Federal National Mortgage Association, 6.500%, 1/01/2055	186,048
Principal Amount(‡)	Description	Value (†)
	United States — continued
840,000	Ford Auto Securitization Trust II, Series 2025-AA, Class A2, 3.280%, 11/15/2029, (CAD)(a)	$613,577
250,000	Foundry JV Holdco LLC, 5.900%, 1/25/2033(a)	261,587
200,000	Foundry JV Holdco LLC, 6.150%, 1/25/2032(a)	211,938
1,479,000	Foundry JV Holdco LLC, 6.200%, 1/25/2037(a)	1,554,135
200,000	Foundry JV Holdco LLC, 6.250%, 1/25/2035(a)	212,078
526,000	Foundry JV Holdco LLC, 6.400%, 1/25/2038(a)	561,072
145,000	General Motors Financial Co., Inc., 6.150%, 7/15/2035	152,800
991,000	Global Payments, Inc., 5.550%, 11/15/2035	984,987
205,000	Goldman Sachs Group, Inc., (fixed rate to 1/28/2035, variable rate thereafter), 5.536%, 1/28/2036	212,765
72,492	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	74,253
820,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(c)	818,775
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,389,115
85,000	HCA, Inc., 3.500%, 7/15/2051	57,613
190,000	HCA, Inc., 3.625%, 3/15/2032	179,461
165,000	HCA, Inc., 5.450%, 9/15/2034	169,792
580,000	HCA, Inc., 5.500%, 6/01/2033	603,420
655,000	HCA, Inc., 5.700%, 11/15/2055	624,171
1,848,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	1,877,859
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,136,242
275,000	Kroger Co., 5.500%, 9/15/2054	261,883
725,000	Meta Platforms, Inc., 5.625%, 11/15/2055	695,834
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,507,116
1,140,000	Micron Technology, Inc., 5.800%, 1/15/2035	1,201,371
415,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	411,326
1,662,762	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	1,588,143
98,000	Oracle Corp., 5.550%, 2/06/2053	81,328
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	403,414
145,000	Ovintiv, Inc., 6.625%, 8/15/2037	153,798
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	576,622
600,000	Paramount Global, 5.850%, 9/01/2043	493,992
408,000	Paramount Global, 6.875%, 4/30/2036	401,358
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,275,958
399,604	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(c)	399,810
645,000	QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.044%, 10/05/2055(a)	641,838
598,686	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(c)	599,948
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	37,984
275,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	255,501
1,150,000	SM Energy Co., 7.000%, 8/01/2032(a)	1,130,529
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	417,797
613,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	549,892
500,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	517,296
4,140,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(e)	3,213,837
4,220,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,247,752

Principal Amount(‡)	Description	Value (†)
	United States — continued
$642,000	U.S. Treasury Bonds, 4.750%, 8/15/2055	$631,166
6,643,400	U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/2035(f)	6,625,613
895,000	U.S. Treasury Notes, 4.250%, 5/15/2035	902,412
700,000	U.S. Treasury Notes, 4.250%, 8/15/2035	705,031
6,332,000	U.S. Treasury Notes, 4.625%, 2/15/2035	6,572,665
435,000	Uber Technologies, Inc., 4.800%, 9/15/2034	434,874
457,778	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	457,638
685,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	681,076
480,000	UnitedHealth Group, Inc., 5.000%, 4/15/2034	487,745
200,000	UnitedHealth Group, Inc., 5.050%, 4/15/2053	180,395
545,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	558,216
400,000	UnitedHealth Group, Inc., 5.375%, 4/15/2054	377,419
215,000	UnitedHealth Group, Inc., 5.625%, 7/15/2054	210,876
199,287	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(c)	199,991
399,587	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(c)	400,515
740,000	Verizon Communications, Inc., 2.355%, 3/15/2032	652,125
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	252,250
425,000	Verizon Communications, Inc., 3.550%, 3/22/2051	301,681
399,326	VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 8/25/2051(a)(c)	399,288
Principal Amount(‡)	Description	Value (†)
	United States — continued
$360,000	Wells Fargo & Co., (fixed rate to 12/03/2034, variable rate thereafter), 5.211%, 12/03/2035	$367,751
330,000	Wells Fargo & Co., MTN, (fixed rate to 7/25/2033, variable rate thereafter), 5.557%, 7/25/2034	345,976
155,000	Western Digital Corp., 3.100%, 2/01/2032	142,922
		103,175,621
	Total Bonds and Notes (Identified Cost $331,586,605)	324,695,093

Short-Term Investments — 1.2%
4,200,739
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 12/31/2025
 at 2.150% to be repurchased at $4,201,241 on
1/02/2026 collateralized by $4,267,000
U.S. Treasury Note, 3.750% due 6/30/2027
valued at $4,284,916 including accrued
interest(g)
(Identified Cost $4,200,739)
		4,200,739
	Total Investments — 97.6% (Identified Cost $335,787,344)	328,895,832
	Other assets less liabilities — 2.4%	7,953,842
	Net Assets — 100.0%	$336,849,674

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$47,934,553 or 14.2% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Amount shown represents units. One unit represents a principal amount of 100.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Treasury Inflation Protected Security (TIPS).
(g)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/18/2026	COP	S	6,300,000,000	$1,647,274	$1,627,402	$19,872
Bank of America N.A.	3/18/2026	EUR	B	3,107,000	3,671,387	3,663,659	(7,728)
Bank of America N.A.	3/18/2026	JPY	B	527,324,000	3,400,555	3,387,375	(13,180)
BNP Paribas SA	3/18/2026	CNH	B	48,938,000	6,964,191	7,045,303	81,112

At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3/03/2026	BRL	S	28,647,000	$5,200,874	$5,159,748	$41,126
Deutsche Bank AG	3/18/2026	KRW	S	5,638,757,000	3,852,663	3,925,404	(72,741)
Goldman Sachs Bank USA	3/18/2026	MXN	S	69,417,000	3,770,245	3,827,621	(57,376)
HSBC Bank USA N.A.	3/18/2026	CZK	B	11,272,000	546,005	548,927	2,922
Morgan Stanley Capital Services LLC	3/18/2026	AUD	B	5,047,000	3,348,629	3,368,395	19,766
Morgan Stanley Capital Services LLC	3/18/2026	AUD	S	5,047,000	3,340,084	3,368,395	(28,311)
Royal Bank of Canada	3/18/2026	CAD	B	704,000	510,936	514,584	3,648
Royal Bank of Canada	3/18/2026	GBP	S	1,849,000	2,471,449	2,491,904	(20,455)
UBS AG	3/18/2026	CHF	B	1,707,000	2,175,575	2,171,435	(4,140)
UBS AG	3/18/2026	NZD	S	11,490,000	6,668,939	6,633,260	35,679
Total							$194

At December 31, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3/18/2026	EUR	651,193	PLN	2,770,000	$771,285	$3,423
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	118	$24,632,931	$24,637,109	$4,178
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	38	4,170,996	4,153,578	(17,418)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	70	8,459,205	8,260,000	(199,205)
Eurex 5 Year Euro BOBL Futures	3/06/2026	28	3,838,813	3,822,315	(16,498)
Long Gilt Futures	3/27/2026	10	1,215,607	1,231,622	16,015
Total					$(212,928)

At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	3/20/2026	3	$351,935	$346,781	$5,154
Eurex 10 Year Euro BUND Futures	3/06/2026	41	6,199,666	6,146,731	52,935
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	213	24,657,643	24,498,328	159,315
Total					$217,404

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$324,695,093	$ —	$324,695,093
Short-Term Investments	—	4,200,739	—	4,200,739
Total Investments	—	328,895,832	—	328,895,832
Forward Foreign Currency Contracts (unrealized appreciation)	—	207,548	—	207,548
Futures Contracts (unrealized appreciation)	237,597	—	—	237,597
Total	$237,597	$329,103,380	$ —	$329,340,977

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(203,931)	$ —	$(203,931)
Futures Contracts (unrealized depreciation)	(233,121)	—	—	(233,121)
Total	$(233,121)	$(203,931)	$ —	$(437,052)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at December 31, 2025 (Unaudited)
United States Dollar	39.3%
Euro	23.0
Japanese Yen	8.8
Yuan Renminbi	6.8
British Pound	3.5
Canadian Dollar	2.5
Australian Dollar	2.4
Brazilian Real	2.3
South Korean Won	2.2
New Zealand Dollar	2.1
Other, less than 2% each	4.7
Total Investments	97.6
Other assets less liabilities (including forward foreign currency and futures contracts)	2.4
Net Assets	100.0%